Going Concern Uncertainty (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Going Concern Uncertainty [Line Items]
Net loss	¥ (99,982,451)	$ (13,928,624)	¥ (433,464,871)	¥ (145,479,105)
Accumulated deficit	(2,407,485,287)		(2,307,502,836)		$ (335,388,438)
Cash	28,083,556		¥ 246,351,231		3,912,340
Outstanding bank loans and other borrowings	413,900,000				57,700,000
Cash [Member]
Going Concern Uncertainty [Line Items]
Cash	¥ 107,500,000				$ 15,000,000